Shareholder Report, Holdings (Details)	Feb. 28, 2025
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	18.05%
Archer Balanced Fund | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
Archer Balanced Fund | Federated Treasury Obligation Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
Archer Balanced Fund | Wal Mart [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Archer Balanced Fund | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
Archer Balanced Fund | Master Card [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Archer Balanced Fund | J P Morgan Chase [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
Archer Balanced Fund | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Archer Balanced Fund | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Archer Balanced Fund | Alphabet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Archer Balanced Fund | Quanta Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%
Archer Balanced Fund | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	64.75%
Archer Balanced Fund | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	19.91%
Archer Balanced Fund | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Archer Balanced Fund | Real Estate Invesment Trust [Member]
Holdings [Line Items]
Percent of Total Investments	3.71%
Archer Balanced Fund | Prederred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
Archer Balanced Fund | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.84%
Archer Balanced Fund | U S Govt Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.39%
Archer Balanced Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.61%
Archer Income Fund | Federated Treasury Obligation Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.39%
Archer Income Fund | U S Govt Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Archer Income Fund | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Archer Income Fund | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Archer Income Fund | I Shares 10 Year Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
Archer Income Fund | Federal Farm Credit Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Archer Income Fund | U S Govt Treasury Note Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Archer Income Fund | Masco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Archer Income Fund | Pacific Bell Telephone [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Archer Income Fund | Walt Disney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Archer Income Fund | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	58.67%
Archer Income Fund | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.12%
Archer Income Fund | U S Govt Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	4.75%
Archer Income Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	16.55%
Archer Income Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
Archer Income Fund | Minicipal [Member]
Holdings [Line Items]
Percent of Total Investments	11.87%
Archer Income Fund | Preferred Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.91%
Archer Stock Fund | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Archer Stock Fund | J P Morgan Chase [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Archer Stock Fund | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Archer Stock Fund | Alphabet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Archer Stock Fund | Berkshire Hathaway [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.97%
Archer Stock Fund | Amazon [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Archer Stock Fund | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Archer Stock Fund | Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Archer Stock Fund | Boardcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Archer Stock Fund | Tesla [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Archer Stock Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
Archer Stock Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.29%
Archer Stock Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.13%
Archer Stock Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.75%
Archer Stock Fund | Consumer Definsive [Member]
Holdings [Line Items]
Percent of Total Investments	6.15%
Archer Stock Fund | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	2.16%
Archer Stock Fund | Financail Services [Member]
Holdings [Line Items]
Percent of Total Investments	14.27%
Archer Stock Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.48%
Archer Stock Fund | Real Estate Investment [Member]
Holdings [Line Items]
Percent of Total Investments	1.55%
Archer Stock Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	22.79%
Archer Stock Fund | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Archer Dividend Growth Fund | Federated Treasury Obligation Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
Archer Dividend Growth Fund | J P Morgan Chase [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Archer Dividend Growth Fund | Abbvie [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
Archer Dividend Growth Fund | Gilead Sciences [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
Archer Dividend Growth Fund | Manulife Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Archer Dividend Growth Fund | Kinder Morgan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Archer Dividend Growth Fund | International Business Machines [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Archer Dividend Growth Fund | Regions Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Archer Dividend Growth Fund | Iron Mountain [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Archer Dividend Growth Fund | Coca Cola [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Archer Dividend Growth Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.77%
Archer Dividend Growth Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.83%
Archer Dividend Growth Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	4.39%
Archer Dividend Growth Fund | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	8.32%
Archer Dividend Growth Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.56%
Archer Dividend Growth Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	6.08%
Archer Dividend Growth Fund | Real Estate Investment [Member]
Holdings [Line Items]
Percent of Total Investments	9.54%
Archer Dividend Growth Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	5.19%
Archer Dividend Growth Fund | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	15.45%
Archer Dividend Growth Fund | Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.29%
Archer Dividend Growth Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	7.81%
Archer Dividend Growth Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	15.77%
Archer Focus Fund | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%
Archer Focus Fund | Alphabet [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Archer Focus Fund | Nvidia [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Archer Focus Fund | Costco Member [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
Archer Focus Fund | Avalon Bay [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
Archer Focus Fund | Atmos Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Archer Focus Fund | Williams Sonoma [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Archer Focus Fund | Emcor Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%
Archer Focus Fund | Reliance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Archer Focus Fund | Packaging Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Archer Focus Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.21%
Archer Focus Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.05%
Archer Focus Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.79%
Archer Focus Fund | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	6.12%
Archer Focus Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.68%
Archer Focus Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	9.51%
Archer Focus Fund | Real Estate Investment [Member]
Holdings [Line Items]
Percent of Total Investments	8.14%
Archer Focus Fund | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.03%
Archer Focus Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	7.87%
Archer Focus Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	8.75%
Archer Focus Fund | Communications Servies [Member]
Holdings [Line Items]
Percent of Total Investments	13.29%
Archer Focus Fund | Technologies [Member]
Holdings [Line Items]
Percent of Total Investments	10.56%
Archer Multi Cap Fund | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
Archer Multi Cap Fund | J P Morgan Chase [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%
Archer Multi Cap Fund | Williams Sonoma [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Archer Multi Cap Fund | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
Archer Multi Cap Fund | Interactive Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
Archer Multi Cap Fund | Terreno [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
Archer Multi Cap Fund | Group 1 Automotive [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
Archer Multi Cap Fund | Mr Cooper Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Archer Multi Cap Fund | Mert Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Archer Multi Cap Fund | Brinker [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
Archer Multi Cap Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	6.44%
Archer Multi Cap Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.87%
Archer Multi Cap Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Archer Multi Cap Fund | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	2.65%
Archer Multi Cap Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.36%
Archer Multi Cap Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
Archer Multi Cap Fund | Real Estate Investment [Member]
Holdings [Line Items]
Percent of Total Investments	5.36%
Archer Multi Cap Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.65%
Archer Multi Cap Fund | Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.27%
Archer Multi Cap Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	5.27%
Archer Multi Cap Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	11.63%